Retirement benefit plan - Schedule of components of plan assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jan. 01, 2023
Employee Benefits [Abstract]
Cash and cash equivalents	$ 1	$ 0	$ 32
Guaranteed deposits in banks	2,007	4,070	3,491
Total	$ 2,008	$ 4,070	$ 3,523